Selected Quarterly Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended			3 Months Ended								12 Months Ended
	Nov. 28, 2014	Aug. 29, 2014	May 30, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Selected Quarterly Data [Line Items]
Sales and other operating revenue				$ 223.9	$ 216.8	$ 217.8	$ 214.5	$ 230.4	$ 219.5	$ 228.1	$ 253.7	$ 873.0	$ 931.7
Gross profit				38.8	45.5	42.6	35.5	43.0	41.6	39.9	45.2
Net income				23.9	27.1	10.8	25.7	34.0	31.0	30.4	28.8	87.5	124.2	82.8
Net income attributable to SunCoke Energy Partners L.P.				$ 21.4	$ 20.2	$ 1.2	$ 13.2	$ 17.3	$ 13.7	$ 15.8	$ 11.8	$ 71.8	$ 83.4
Cash distributions per unit applicable to limited partners (in dollar per share)	$ 0.5275	$ 0.515	$ 0.5	$ 0.5408				$ 0.4750				$ 2.0833	$ 1.6371
Common Units
Selected Quarterly Data [Line Items]
Net income per limited partner unit (basic and diluted) (in dollars per share)				$ 0.55	$ 0.52	$ 0.03	$ 0.41	$ 0.53	$ 0.43	$ 0.49	$ 0.37
Subordinated Units
Selected Quarterly Data [Line Items]
Net income per limited partner unit (basic and diluted) (in dollars per share)				$ 0.55	$ 0.52	$ 0.02	$ 0.41	$ 0.53	$ 0.43	$ 0.49	$ 0.37
Cash distributions per unit applicable to limited partners (in dollar per share)				$ 0.5275	$ 0.5150	$ 0.5000	$ 0.4750	$ 0.4325	$ 0.4225	$ 0.3071	$ 0.0000